Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Summary of Deposits
Deposits and the weighted average interest rate at December 31, 2013 and 2012 consist of the following:

	2013		2012
		Weignted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
		(Dollars in Thousands)
Passbook savings accounts	$2,655	0.13%	$2,890	0.25%
Statement savings accounts	5,496	0.31	5,843	0.43
eSavings accounts	14,938	0.64	10,604	0.97
Certificate of deposit accounts	80,235	1.73	77,701	1.94
	$103,324	1.46%	$97,038	1.70%

Certificate of Deposit by Maturity	A summary of certificates of deposit by maturity at December 31, 2013 is as follows (in thousands):
Years ending December 31:
2014	$26,374
2015	17,859
2016	11,435
2017	11,186
2018	13,381
$80,235

Summary of Deposit Related Interest Expense
A summary of interest expense for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
	(In Thousands)
Passbook savings accounts	$5	$7
Statement savings accounts	21	26
eSavings accounts	103	66
Certificate of deposit accounts	1,511	1,502
	$1,640	$1,601